Goodwill - Changes in Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reconciliation of changes in goodwill [abstract]
Balance at beginning of the year	$ 317.8	[1]	$ 295.3
Impairment	(277.8)		0.0		$ 0.0
Translation adjustment	36.6		22.5
Balance at end of the year	$ 76.6		$ 317.8	[1]	$ 295.3

[1]	As Restated - Refer note 40 for further details.